JPMorgan Emerging Markets Research Enhanced Equity Fund
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 100.1%
Austria — 0.1%
Raiffeisen Bank International AG	38	1,082
Brazil — 4.4%
B3 SA - Brasil Bolsa Balcao	2,151	4,826
Banco BTG Pactual SA	705	4,928
Banco do Brasil SA	705	2,491
Banco Santander Brasil SA	338	1,587
Centrais Eletricas Brasileiras SA	212	1,423
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	88	1,706
Cia Energetica de Minas Gerais (Preference)	1,370	2,505
Gerdau SA (Preference)	1,166	3,500
Itau Unibanco Holding SA (Preference)	1,133	7,077
Itausa SA (Preference)	2,272	4,187
Localiza Rent a Car SA	230	1,416
MercadoLibre, Inc. *	1	1,517
NU Holdings Ltd., Class A *	631	7,712
Petroleo Brasileiro SA (Preference)	2,501	14,541
Porto Seguro SA	252	2,332
Suzano SA	272	2,527
Telefonica Brasil SA	412	2,320
TIM SA, ADR (a)	108	1,988
TOTVS SA	146	1,133
Ultrapar Participacoes SA	808	2,452
Vale SA, ADR	1,000	9,529
		81,697
Chile — 0.2%
Banco Santander Chile, ADR	143	3,300
China — 30.4%
Airtac International Group	98	2,787
Alibaba Group Holding Ltd.	3,979	59,820
Angel Yeast Co. Ltd., Class A	294	1,399
Anker Innovations Technology Co. Ltd., Class A	191	3,271
ANTA Sports Products Ltd.	237	2,718
Baidu, Inc., Class A *	68	742
Bank of Chengdu Co. Ltd., Class A	657	1,683
Bank of China Ltd., Class H	8,693	5,018
Bank of Jiangsu Co. Ltd., Class A	1,392	2,181
Beijing Huafeng Test & Control Technology Co. Ltd., Class A	90	1,780
BYD Co. Ltd., Class H	846	12,360
China CITIC Bank Corp. Ltd., Class H	6,621	6,152
China Construction Bank Corp., Class H	24,123	24,674
China Galaxy Securities Co. Ltd., Class H	1,771	2,393
China Hongqiao Group Ltd.	2,058	5,430
China International Capital Corp. Ltd., Class H (b)	824	2,093
China Life Insurance Co. Ltd., Class H	1,601	4,625
China Mengniu Dairy Co. Ltd.	1,432	2,980
China Merchants Bank Co. Ltd., Class A	90	555

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
China Merchants Bank Co. Ltd., Class H	1,668	10,827
China Pacific Insurance Group Co. Ltd., Class H	1,094	4,407
China Resources Land Ltd.	766	2,809
China Resources Mixc Lifestyle Services Ltd. (b)	777	3,609
China Resources Power Holdings Co. Ltd.	1,503	3,725
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,083	4,698
China Yangtze Power Co. Ltd., Class A	1,097	4,237
CMOC Group Ltd., Class H	4,389	4,982
Contemporary Amperex Technology Co. Ltd., Class A	169	6,159
COSCO SHIPPING Holdings Co. Ltd., Class A	2,645	5,720
Dongfang Electric Corp. Ltd., Class A *	784	2,191
ENN Energy Holdings Ltd.	782	6,375
Foxconn Industrial Internet Co. Ltd., Class A	266	1,265
Fuyao Glass Industry Group Co. Ltd., Class H (b)	741	5,341
Geely Automobile Holdings Ltd.	3,107	6,970
GF Securities Co. Ltd., Class H	1,107	2,417
Guangdong Haid Group Co. Ltd., Class A	113	883
H World Group Ltd.	1,014	3,164
Haidilao International Holding Ltd. (b)	762	1,351
Haier Smart Home Co. Ltd., Class H	2,181	6,872
Haitian International Holdings Ltd.	284	770
Hongfa Technology Co. Ltd., Class A	707	2,401
Industrial & Commercial Bank of China Ltd., Class H	11,754	9,006
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	829	3,147
Innovent Biologics, Inc. * (b)	203	2,507
JD.com, Inc., Class A	382	6,022
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	659	5,743
Kanzhun Ltd., ADR *	169	3,209
KE Holdings, Inc., Class A	651	3,982
Kingsoft Corp. Ltd.	185	841
Kuaishou Technology * (b)	682	6,659
Kunlun Energy Co. Ltd.	1,754	1,690
Kweichow Moutai Co. Ltd., Class A	28	5,433
Lenovo Group Ltd.	1,228	1,575
Luzhou Laojiao Co. Ltd., Class A	36	606
Meituan * (b)	1,037	15,994
Midea Group Co. Ltd., Class A	441	4,278
Minth Group Ltd.	640	2,113
Montage Technology Co. Ltd., Class A	292	3,433
NARI Technology Co. Ltd., Class A	839	2,544
NAURA Technology Group Co. Ltd., Class A	26	1,193
NetEase, Inc.	556	14,527
Nongfu Spring Co. Ltd., Class H (b)	785	4,537
PDD Holdings, Inc., ADR *	127	14,439
PetroChina Co. Ltd., Class H	8,702	8,504
PICC Property & Casualty Co. Ltd., Class H	2,590	5,376
Ping An Insurance Group Co. of China Ltd., Class H	1,837	12,615

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Qifu Technology, Inc., ADR	48	1,656
Sany Heavy Industry Co. Ltd., Class A	808	2,231
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,038	2,515
Shenzhou International Group Holdings Ltd.	391	2,814
Silergy Corp.	291	3,132
Sunny Optical Technology Group Co. Ltd.	383	3,544
Tencent Holdings Ltd.	1,449	101,443
Tencent Music Entertainment Group, ADR	206	4,320
Tianshan Aluminum Group Co. Ltd., Class A	1,280	1,614
Tingyi Cayman Islands Holding Corp.	1,527	2,257
Trip.com Group Ltd.	118	7,330
Weichai Power Co. Ltd., Class H	1,376	2,917
WuXi AppTec Co. Ltd., Class H (b)	444	5,917
Wuxi Biologics Cayman, Inc. * (b)	561	2,281
XCMG Construction Machinery Co. Ltd., Class A	2,006	2,330
Xiamen Faratronic Co. Ltd., Class A	45	679
Xiaomi Corp., Class B * (b)	3,534	23,776
Xinyi Solar Holdings Ltd.	1,688	653
Yum China Holdings, Inc.	130	6,040
Yum China Holdings, Inc.	31	1,459
Yunnan Yuntianhua Co. Ltd., Class A	818	2,793
Zhuzhou CRRC Times Electric Co. Ltd., Class H	954	3,868
Zijin Mining Group Co. Ltd., Class H	3,096	8,209
ZTO Express Cayman, Inc.	85	1,666
		569,251
Colombia — 0.1%
Grupo Cibest SA, ADR	52	2,263
Czech Republic — 0.1%
Komercni Banka A/S	38	1,828
Greece — 1.1%
Alpha Bank SA	420	1,571
Eurobank Ergasias Services and Holdings SA	899	3,299
Hellenic Telecommunications Organization SA	164	2,987
Metlen Energy & Metals SA	23	1,247
National Bank of Greece SA	375	5,229
Piraeus Financial Holdings SA	657	5,051
Public Power Corp. SA	61	997
		20,381
Hong Kong — 0.2%
Prudential plc	152	1,923
Techtronic Industries Co. Ltd.	131	1,572
		3,495
Hungary — 0.8%
MOL Hungarian Oil & Gas plc	291	2,529

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hungary — continued
OTP Bank Nyrt.	99	8,029
Richter Gedeon Nyrt.	139	4,171
		14,729
India — 16.5%
Apollo Hospitals Enterprise Ltd.	27	2,286
Axis Bank Ltd.	740	8,992
Bajaj Auto Ltd.	48	4,400
Bajaj Finance Ltd.	849	8,498
Bharat Electronics Ltd.	1,745	7,581
Bharat Petroleum Corp. Ltd.	276	1,030
Bharti Airtel Ltd.	549	11,954
Biocon Ltd.	188	838
Blue Star Ltd.	73	1,444
Britannia Industries Ltd.	71	4,678
CG Power & Industrial Solutions Ltd.	451	3,384
Cholamandalam Investment and Finance Co. Ltd.	188	3,076
Cipla Ltd.	92	1,633
Coforge Ltd.	46	912
Colgate-Palmolive India Ltd.	66	1,700
Crompton Greaves Consumer Electricals Ltd.	437	1,603
Cummins India Ltd.	29	1,176
Dixon Technologies India Ltd. (b)	4	827
DLF Ltd.	78	693
Dr Reddy's Laboratories Ltd.	440	6,345
Embassy Office Parks, REIT	178	800
Eternal Ltd. *	604	2,107
GAIL India Ltd.	1,099	2,213
Godrej Properties Ltd. *	18	427
Havells India Ltd.	295	5,038
HCL Technologies Ltd.	200	3,334
HDFC Asset Management Co. Ltd. (b)	13	851
HDFC Bank Ltd.	1,416	32,493
Hindalco Industries Ltd.	934	7,229
Hindustan Aeronautics Ltd. (b)	99	5,070
Hindustan Petroleum Corp. Ltd.	257	1,219
Hindustan Unilever Ltd.	98	2,808
ICICI Bank Ltd.	1,274	21,450
ICICI Lombard General Insurance Co. Ltd. (b)	60	1,310
Indian Hotels Co. Ltd. (The)	91	769
Indus Towers Ltd. *	386	1,593
Infosys Ltd., ADR (a)	889	14,867
InterGlobe Aviation Ltd. * (b)	70	4,722
ITC Ltd.	1,072	5,028
Kotak Mahindra Bank Ltd.	411	9,255
Larsen & Toubro Ltd.	78	3,216
Lupin Ltd.	106	2,327
Mahindra & Mahindra Ltd.	272	9,920

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
MakeMyTrip Ltd. *	7	676
Maruti Suzuki India Ltd.	50	7,141
Max Financial Services Ltd. *	68	1,156
Max Healthcare Institute Ltd.	203	2,875
Metropolis Healthcare Ltd. * (b)	33	740
NMDC Ltd.	2,436	1,958
NTPC Ltd.	2,074	7,871
Oil & Natural Gas Corp. Ltd.	961	2,632
PB Fintech Ltd. *	184	3,774
Petronet LNG Ltd.	1,012	3,317
Power Grid Corp. of India Ltd.	625	2,067
REC Ltd.	493	2,210
Reliance Industries Ltd.	1,463	23,097
Shriram Finance Ltd.	383	2,741
Solar Industries India Ltd.	10	1,659
State Bank of India	91	822
Sun Pharmaceutical Industries Ltd.	39	753
Tata Consultancy Services Ltd.	271	9,357
Tata Motors Ltd.	810	6,123
Tata Power Co. Ltd. (The)	517	2,334
Tata Steel Ltd.	2,713	4,873
Tech Mahindra Ltd.	42	702
Tube Investments of India Ltd.	21	672
UltraTech Cement Ltd.	55	7,639
Varun Beverages Ltd.	111	661
		308,946
Indonesia — 1.4%
Bank Central Asia Tbk. PT	20,352	10,200
Bank Mandiri Persero Tbk. PT	13,619	3,708
Bank Rakyat Indonesia Persero Tbk. PT	21,667	4,852
Telkom Indonesia Persero Tbk. PT	30,013	5,270
United Tractors Tbk. PT	1,792	2,626
		26,656
Kazakhstan — 0.1%
Kaspi.KZ JSC, ADR	17	1,311
Kuwait — 0.3%
Kuwait Finance House KSCP	461	1,214
National Bank of Kuwait SAKP	1,188	4,068
		5,282
Malaysia — 0.8%
CIMB Group Holdings Bhd.	3,538	5,408
Malayan Banking Bhd.	505	1,111
Petronas Chemicals Group Bhd.	1,609	1,456
Public Bank Bhd.	2,143	2,111

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Malaysia — continued
Telekom Malaysia Bhd.	1,836	2,898
Tenaga Nasional Bhd.	478	1,456
		14,440
Mexico — 2.3%
America Movil SAB de CV	5,371	4,857
Arca Continental SAB de CV	432	4,501
Cemex SAB de CV	6,461	5,638
Coca-Cola Femsa SAB de CV	157	1,301
Fomento Economico Mexicano SAB de CV	171	1,545
Grupo Aeroportuario del Sureste SAB de CV, Class B	136	4,140
Grupo Financiero Banorte SAB de CV, Class O	1,018	9,064
Grupo Mexico SAB de CV	1,123	7,008
Regional SAB de CV	114	879
Southern Copper Corp.	4	418
Wal-Mart de Mexico SAB de CV	1,605	4,731
		44,082
Panama — 0.1%
Copa Holdings SA, Class A	26	2,912
Peru — 0.4%
Credicorp Ltd.	34	8,064
Philippines — 0.3%
Ayala Land, Inc.	1,309	559
Bank of the Philippine Islands	751	1,521
BDO Unibank, Inc.	1,164	2,843
		4,923
Poland — 0.8%
Bank Polska Kasa Opieki SA	17	915
CCC SA *	34	1,755
Dino Polska SA * (b)	343	4,528
Powszechna Kasa Oszczednosci Bank Polski SA	158	3,453
Powszechny Zaklad Ubezpieczen SA	233	3,906
		14,557
Qatar — 0.4%
Qatar National Bank QPSC	1,604	8,254
Russia — 0.0% ^
Gazprom PJSC ‡ *	4,581	—
GMK Norilskiy Nickel PAO, ADR ‡ *	—	— (c)
GMK Norilskiy Nickel PAO ‡ *	4,097	—
Magnitogorsk Iron & Steel Works PJSC ‡	3,146	—
Novatek PJSC ‡	165	—
Rosneft Oil Co. PJSC ‡ *	833	—
Sberbank of Russia PJSC ‡ *	3,172	—
Severstal PAO, GDR ‡ * (b)	329	—
		—

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Saudi Arabia — 2.8%
Al Rajhi Bank	602	15,180
Alinma Bank	643	4,421
Arab National Bank	335	1,937
Etihad Etisalat Co.	285	4,653
Mouwasat Medical Services Co.	23	469
Saudi Arabian Oil Co. (b)	917	5,937
Saudi Aramco Base Oil Co.	71	1,963
Saudi National Bank (The)	989	9,868
Saudi Telecom Co.	623	6,975
United Electronics Co.	79	1,884
		53,287
Singapore — 0.0% ^
Sea Ltd., ADR *	6	959
South Africa — 3.1%
Absa Group Ltd.	481	4,745
Bid Corp. Ltd.	98	2,465
Bidvest Group Ltd.	289	3,761
Capitec Bank Holdings Ltd.	18	3,510
Clicks Group Ltd.	195	4,083
Discovery Ltd.	155	1,844
FirstRand Ltd.	1,396	5,931
Gold Fields Ltd.	257	6,262
Harmony Gold Mining Co. Ltd.	167	2,233
Impala Platinum Holdings Ltd. *	262	2,474
MTN Group Ltd.	818	6,872
Naspers Ltd., Class N	21	6,441
Sanlam Ltd.	535	2,575
Shoprite Holdings Ltd.	292	4,253
		57,449
South Korea — 10.7%
Coway Co. Ltd.	45	3,532
DB Insurance Co. Ltd.	19	1,760
Doosan Bobcat, Inc.	80	3,159
Hana Financial Group, Inc.	126	7,679
Hanwha Aerospace Co. Ltd.	11	7,597
HD Hyundai Co. Ltd.	19	1,997
HD Hyundai Electric Co. Ltd.	12	4,305
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	26	6,657
Hugel, Inc. *	7	1,735
Hyundai Glovis Co. Ltd.	41	4,382
Hyundai Mobis Co. Ltd.	28	5,825
Hyundai Motor Co.	42	6,466
JB Financial Group Co. Ltd.	147	2,438
KakaoBank Corp.	185	3,726
Kia Corp.	104	7,597
KIWOOM Securities Co. Ltd.	11	1,653

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — continued
Korean Air Lines Co. Ltd.	182	3,078
NAVER Corp.	20	3,427
POSCO Holdings, Inc.	7	1,460
Samsung Biologics Co. Ltd. * (b)	9	6,610
Samsung C&T Corp.	33	3,987
Samsung Electronics Co. Ltd.	1,237	63,055
Samsung Fire & Marine Insurance Co. Ltd.	14	4,297
Samsung Life Insurance Co. Ltd.	24	2,149
Samsung Securities Co. Ltd.	24	1,208
Shinhan Financial Group Co. Ltd.	91	4,427
SK Hynix, Inc.	141	27,324
SK Telecom Co. Ltd.	92	3,705
SM Entertainment Co. Ltd.	18	1,764
S-Oil Corp.	58	2,638
		199,637
Taiwan — 18.9%
Accton Technology Corp.	146	4,305
Advantech Co. Ltd.	322	3,580
ASE Technology Holding Co. Ltd.	1,294	6,275
Asia Cement Corp.	570	770
Asia Vital Components Co. Ltd.	88	2,673
Asustek Computer, Inc.	180	3,946
Cathay Financial Holding Co. Ltd.	774	1,569
China Airlines Ltd.	2,315	1,586
CTBC Financial Holding Co. Ltd.	6,253	8,592
Delta Electronics, Inc.	504	9,504
E.Sun Financial Holding Co. Ltd.	5,936	6,348
Eclat Textile Co. Ltd.	151	2,020
Elite Material Co. Ltd.	128	4,704
eMemory Technology, Inc.	23	1,578
Eva Airways Corp.	4,477	5,645
Evergreen Marine Corp. Taiwan Ltd.	492	3,247
Fubon Financial Holding Co. Ltd.	1,070	2,936
Hon Hai Precision Industry Co. Ltd.	1,854	10,902
KGI Financial Holding Co. Ltd.	4,604	2,332
Largan Precision Co. Ltd.	68	5,303
MediaTek, Inc.	240	10,853
Mega Financial Holding Co. Ltd.	1,427	2,030
Nan Ya Plastics Corp.	510	696
Nien Made Enterprise Co. Ltd.	232	3,312
Pegatron Corp.	266	708
Quanta Computer, Inc.	889	8,279
Realtek Semiconductor Corp.	346	6,619
Taiwan Mobile Co. Ltd.	1,133	3,994
Taiwan Semiconductor Manufacturing Co. Ltd.	5,379	207,076
Tong Yang Industry Co. Ltd.	186	650
Uni-President Enterprises Corp.	2,108	5,564

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — continued
Wistron Corp.	1,032	4,199
Wiwynn Corp.	81	7,435
Yuanta Financial Holding Co. Ltd.	3,859	4,003
		353,233
Thailand — 1.1%
Bangkok Dusit Medical Services PCL, Class F	6,062	3,935
Bumrungrad Hospital PCL	257	1,336
Central Pattana PCL	2,237	3,559
CP ALL PCL	1,759	2,543
Krung Thai Bank PCL	3,675	2,418
PTT Exploration & Production PCL	1,022	3,934
PTT Oil & Retail Business PCL	5,780	2,447
		20,172
Turkey — 0.7%
BIM Birlesik Magazalar A/S	395	5,162
Ford Otomotiv Sanayi A/S	413	967
Turk Hava Yollari AO	391	2,770
Turkiye Garanti Bankasi A/S	546	1,914
Turkiye Petrol Rafinerileri A/S	597	2,478
		13,291
United Arab Emirates — 1.7%
Abu Dhabi Commercial Bank PJSC	1,004	4,445
Adnoc Gas plc	1,970	1,784
Aldar Properties PJSC	1,035	2,674
Dubai Islamic Bank PJSC	2,475	6,713
Emaar Properties PJSC	2,541	10,521
Emirates NBD Bank PJSC	350	2,546
Emirates Telecommunications Group Co. PJSC	667	3,441
		32,124
United Kingdom — 0.2%
Anglogold Ashanti plc	71	3,217
United States — 0.1%
ExlService Holdings, Inc. *	20	874
Genpact Ltd.	31	1,357
		2,231
Total Common Stocks (Cost $1,400,234)		1,873,053
Short-Term Investments — 8.9%
Investment Companies — 8.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.28% (d) (e) (Cost $157,193)	157,161	157,193

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (d) (e)(Cost $8,814)	8,814	8,814
Total Short-Term Investments (Cost $166,007)		166,007
Total Investments — 109.0% (Cost $1,566,241)		2,039,060
Liabilities in Excess of Other Assets — (9.0)%		(169,095)
NET ASSETS — 100.0%		1,869,965

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2025. The total value of securities on loan at July 31, 2025 is $4,233.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Value is zero.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2025.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	17.1%
Semiconductors & Semiconductor Equipment	13.2
Technology Hardware, Storage & Peripherals	6.0
Interactive Media & Services	5.7
Broadline Retail	4.3
Oil, Gas & Consumable Fuels	4.0
Metals & Mining	3.5
Automobiles	3.0
Insurance	3.0
Hotels, Restaurants & Leisure	1.9
Wireless Telecommunication Services	1.9
Electronic Equipment, Instruments & Components	1.8
IT Services	1.4
Real Estate Management & Development	1.4
Consumer Staples Distribution & Retail	1.4
Machinery	1.3
Electrical Equipment	1.3
Pharmaceuticals	1.3
Diversified Telecommunication Services	1.3
Entertainment	1.1
Food Products	1.0
Passenger Airlines	1.0
Household Durables	1.0
Capital Markets	1.0
Aerospace & Defense	1.0
Others (each less than 1.0%)	11.0
Short-Term Investments	8.1

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$1,082	$—	$1,082
Brazil	81,697	—	—	81,697
Chile	3,300	—	—	3,300
China	25,083	544,168	—	569,251
Colombia	2,263	—	—	2,263
Czech Republic	—	1,828	—	1,828
Greece	2,987	17,394	—	20,381
Hong Kong	—	3,495	—	3,495
Hungary	4,171	10,558	—	14,729
India	15,543	293,403	—	308,946
Indonesia	—	26,656	—	26,656
Kazakhstan	1,311	—	—	1,311
Kuwait	—	5,282	—	5,282
Malaysia	—	14,440	—	14,440
Mexico	44,082	—	—	44,082
Panama	2,912	—	—	2,912
Peru	8,064	—	—	8,064
Philippines	1,521	3,402	—	4,923
Poland	—	14,557	—	14,557
Qatar	—	8,254	—	8,254
Russia	—	—	—(a )	—(a )
Saudi Arabia	6,537	46,750	—	53,287
Singapore	959	—	—	959
South Africa	13,376	44,073	—	57,449
South Korea	—	199,637	—	199,637
Taiwan	—	353,233	—	353,233
Thailand	10,967	9,205	—	20,172
Turkey	5,162	8,129	—	13,291
United Arab Emirates	2,546	29,578	—	32,124
United Kingdom	—	3,217	—	3,217
United States	2,231	—	—	2,231
Total Common Stocks	234,712	1,638,341	— (a)	1,873,053
Short-Term Investments
Investment Companies	157,193	—	—	157,193
Investment of Cash Collateral from Securities Loaned	8,814	—	—	8,814
Total Short-Term Investments	166,007	—	—	166,007
Total Investments in Securities	$400,719	$1,638,341	$— (a)	$2,039,060

(a)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.28% (a) (b)	$47,163	$441,324	$331,289	$(9)	$4	$157,193	157,161	$295	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	25,964	135,440	152,590	—	—	8,814	8,814	433	—
Total	$73,127	$576,764	$483,879	$(9)	$4	$166,007		$728	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.